N-2 - USD ($)	Nov. 04, 2026	Nov. 02, 2026
Cover [Abstract]
Entity Central Index Key	0001313510
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Document Registration Statement	true
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	56
Entity Registrant Name	GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
City Area Code	(800)
Local Phone Number	422-3554
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives

The Fund’s primary investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. Under normal market conditions, the Fund will attempt to achieve its objectives by investing at least 80% of its assets in equity securities of companies principally engaged in the gold industry and the natural resources industries. The Fund will invest at least 25% of its assets in the equity securities of companies principally engaged in the gold industry, which includes companies principally engaged in the exploration, mining, fabrication, processing, distribution or trading of gold or the financing, managing, controlling or operating of companies engaged in “gold-related” activities. In addition, the Fund will invest at least 25% of its assets in the equity securities of companies principally engaged in the group of industries that constitute the natural resources industries, which include companies principally engaged in the exploration, production or distribution of natural resources, such as gas, oil, paper, food and agriculture, forestry products, metals (other than gold) and minerals as well as related transportation companies and equipment manufacturers. The Fund may invest in the securities of companies located anywhere in the world. Under normal market conditions, the Fund will invest at least 40% of its assets in the securities of issuers located in at least three countries other than the United States. For this purpose an issuer will be treated as located outside the United States if it is either organized or headquartered outside the United States and has a substantial portion of its operations or sales outside the United States. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, depository receipts and equity interests in trusts and other entities. Other Fund investments may include investment companies, securities of issuers subject to reorganization or other risk arbitrage investments, certain derivative instruments, debt (including obligations of the United States government) and money market instruments. The Fund may invest up to 10% of its total assets in securities rated below investment grade by recognized statistical rating agencies or unrated securities of comparable quality, including securities of issuers in default, which are likely to have the lowest rating. These securities, which may be preferred shares or debt, are predominantly speculative and involve major risk exposure to adverse conditions. Securities that are rated lower than “BBB” by S&P, or lower than “Baa” by Moody’s or unrated securities considered by the Investment Adviser to be of comparable quality, are commonly referred to as “junk bonds” or “high yield” securities.

Principally engaged, as used in this Prospectus, means a company that derives at least 50% of its revenues or earnings or devotes at least 50% of its assets to gold or natural resources related activities, as the case may be. As part of its investment strategy, the Fund intends to generate gains through an option strategy of writing (selling) covered call options on equity securities in its portfolio. When the Fund sells a covered call option, it generates gains in the form of the premium paid by the buyer of the call option, but the Fund forgoes the opportunity to participate in any increase in the value of the underlying equity security above the exercise price of the option.

The information contained under the headings “Additional Fund Information—Investment Objectives and Policies” in the Fund’s Annual Report is incorporated herein by reference.

Risk Factors [Table Text Block]

RISK FACTORS AND SPECIAL CONSIDERATIONS

The information contained under the heading “Additional Fund Information—Risk Factors and Special Considerations” in the Fund’s Annual Report is incorporated herein by reference.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF THE SHARES

The following is a brief description of the terms of the Fund’s shares. This description does not purport to be complete and is qualified by reference to the Fund’s Agreement and Declaration of Trust and its By-Laws. For complete terms of the shares, please refer to the actual terms of each series, which are set forth in the Agreement and Declaration of Trust.

Common Shares

The Fund is an unincorporated statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust dated as of January 4, 2005. The Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $0.001 per share. Each common share of beneficial interest has one vote and, when issued and paid for in accordance with the terms of the applicable offering, will be fully paid and non-assessable.

Though the Fund expects to pay distributions monthly on the common shares of beneficial interest, it is not obligated to do so. All common shares of beneficial interest are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semiannual reports, including financial statements, to all holders of its shares.

Offerings of shares require approval by the Fund’s Board of Trustees. Any additional offering of common shares of beneficial interest will be subject to the requirements of the 1940 Act, which provides that common stock may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing holders of common shares or with the consent of a majority of the Fund’s common shareholders.

The Fund’s common shares of beneficial interest are listed on the NYSE American under the symbol “GGN.”

The Fund’s common shares have historically traded at both a premium and discount to NAV. Since the Fund commenced trading on the NYSE American, the Fund’s common shares have traded at a discount to net asset value as low as (25.4)% and a premium as high as 56.1%. Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional common shares or sell shares already held, the shareholder may do so by trading through a broker on the NYSE American or otherwise. The average weekly trading volume of common shares on the NYSE American during the period from January 1, 2025 to December 31, 2025 was 2,728,171 shares.

Shares of closed-end investment companies often trade on an exchange at prices lower than net asset value. Because the market value of the common shares may be influenced by such factors as dividend and distribution levels (which are in turn affected by expenses), dividend and distribution stability, net asset value, market liquidity, relative demand for and supply of such shares in the market, unrealized gains, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot assure you that common shares will trade at a price equal to or higher than net asset value in the future. The common shares are designed primarily for long term investors and you should not purchase the common shares if you intend to sell them soon after purchase.

Subject to the rights of the outstanding preferred shares, the Fund’s common shares vote as a single class on election of Trustees and on additional matters with respect to which the 1940 Act, the Fund’s Agreement and Declaration of Trust, By-Laws or resolutions adopted by the Trustees provide for a vote of the Fund’s common shares. See “Anti-Takeover Provisions of the Fund’s Governing Documents.”

The Fund is a closed-end, non-diversified, management investment company and as such its shareholders do not, and will not, have the right to require the Fund to repurchase their shares. The Fund, however, may repurchase its common shares from time to time as and when it deems such a repurchase advisable, subject to maintaining required asset coverage for each series of outstanding preferred shares. The Board has authorized such repurchases to be made when the Fund’s common shares are trading at a discount from net asset value of 7.5% or more (or such other percentage as the Board of the Fund may determine from time to time). Pursuant to the 1940 Act, the Fund may repurchase its common shares on a securities exchange (provided that the Fund has informed its shareholders within the preceding six months of its intention to repurchase such shares) or pursuant to tenders and may also repurchase shares privately if the Fund meets certain conditions regarding, among other things, distribution of net income for the preceding fiscal year, status of the seller, price paid, brokerage commissions, prior notice to shareholders of an intention to purchase shares and purchasing in a manner and on a basis that does not discriminate unfairly against the other shareholders through their interest in the Fund.

When the Fund repurchases its common shares for a price below net asset value, the net asset value of the common shares that remain outstanding will be enhanced, but this does not necessarily mean that the market price of the outstanding common shares will be affected, either positively or negatively. The repurchase of common shares will reduce the total assets of the Fund available for investment and may increase the Fund’s expense ratio. In total through June 30, 2026, the Fund has repurchased and retired 11,667,349 common shares in the open market at an average price of $3.58 per share and at an average discount of approximately (12.96)% per share. During the year ended December 31, 2025, the Fund did not repurchase any common shares in the open market.

Book Entry

The common shares sold through this offering will initially be held in the name of Cede & Co. as nominee for the Depository Trust Company (“DTC”). The Fund will treat Cede & Co. as the holder of record of the common shares for all purposes. In accordance with the procedures of DTC, however, purchasers of common shares will be deemed the beneficial owners of shares purchased for purposes of distributions, voting and liquidation rights. Purchasers of common shares may obtain registered certificates by contacting the transfer agent.

Preferred Shares

Currently, an unlimited number of the Fund’s shares have been classified by the Board of Trustees as preferred shares, par value $0.001 per share. The terms of such preferred shares may be fixed by the Board of Trustees and would materially limit and/or qualify the rights of the holders of the Fund’s common shares.

On May 7, 2013, the Fund completed the placement of $100 million of preferred shares consisting of 4 million shares designated as the Series B Preferred Shares and paying dividends of an annual rate equal to 5.00% of liquidation preference. The Series B Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the preferred shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series B Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B Preferred Shares at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders or repurchase common shares and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The Series B Preferred Shares are listed on the NYSE American under the ticker symbol “GGN PrB.”

Upon a liquidation, each holder of the preferred shares will be entitled to receive out of the assets of the Fund available for distribution to shareholders (after payment of claims of the Fund’s creditors but before any distributions with respect to the Fund’s common shares or any other shares of the Fund ranking junior to the preferred shares as to liquidation payments) an amount per share equal to such share’s liquidation preference plus any accumulated but unpaid distributions (whether or not earned or declared, excluding interest thereon) to the date of distribution, and such shareholders shall be entitled to no further participation in any distribution or payment in connection with such liquidation. Each series of the preferred shares will rank on a parity with any other series of preferred shares of the Fund as to the payment of distributions and the distribution of assets upon liquidation, and will be junior to the Fund’s obligations with respect to any outstanding senior securities representing debt. If the Fund has insufficient investment income and gains, all or a portion of the distributions to preferred shareholders would come from the common shareholders’ capital. Such distributions reduce the net assets attributable to common shareholders since the liquidation preference of the preferred shareholders is constant. The preferred shares carry one vote per share on all matters on which such shares are entitled to vote. The preferred shares will, upon issuance, be fully paid and nonassessable and will have no preemptive, exchange or conversion rights. The Board of Trustees may by resolution classify or reclassify any authorized but unissued capital shares of the Fund from time to time by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions or terms or conditions of redemption. The Fund will not issue any class of shares senior to the preferred shares.

Redemption, Purchase and Sale of Preferred Shares By the Fund. The terms of any preferred shares are expected to provide that (i) they are redeemable by the Fund at any time (either after the date of initial issuance, or after some period of time following initial issuance) in whole or in part at the original purchase price per share plus accumulated dividends per share, (ii) the Fund may tender for or purchase preferred shares and (iii) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of preferred shares by the Fund will reduce the leverage applicable to the common shares, while any resale of preferred shares by the Fund will increase that leverage.

Rating Agency Guidelines. The Series B Preferred Shares are rated A2 by Moody’s. Upon issuance, any new publicly issued series of preferred shares may be rated by Moody’s or Fitch, in which case the following description of rating agency guidelines would also be applicable.

The Fund expects that it would be required under any applicable rating agency guidelines to maintain assets having in the aggregate a discounted value at least equal to a Basic Maintenance Amount (as defined in the applicable Statement of Preferences and summarized below), for its outstanding preferred shares, including the Series B Preferred Shares. To the extent any particular portfolio holding does not satisfy the applicable rating agency’s guidelines, all or a portion of such holding’s value will not be included in the calculation of discounted value (as defined by such rating agency). The Moody’s and Fitch guidelines would also impose certain diversification requirements and industry concentration limitations on the Fund’s overall portfolio, and apply specified discounts to securities held by the Fund (except certain money market securities).

The “Basic Maintenance Amount” is generally equal to (a) the sum of (i) the aggregate liquidation preference of any preferred shares then outstanding plus (to the extent not included in the liquidation preference of such preferred shares) an amount equal to the aggregate accumulated but unpaid distributions (whether or not earned or declared) in respect of such preferred shares, (ii) the Fund’s other liabilities (excluding dividends and other distributions payable on the Fund’s common shares), (iii) any other current liabilities of the Fund (including amounts due and payable by the Fund pursuant to reverse repurchase agreements and payables for assets purchased) less (b) the value of the Fund’s assets if such assets are either cash or evidences of indebtedness which mature prior to or on the date of redemption or repurchase of preferred shares or payment of another liability and are either U.S. government securities or evidences of indebtedness rated at least “Aaa,” “P-1”, “VMIG-1” or “MIG-1” by Moody’s or “AAA”, “SP-1+” or “A-1+” by S&P and are held by the Fund for distributions, the redemption or repurchase of preferred shares or the Fund’s liabilities.

If the Fund does not cure in a timely manner a failure to maintain a discounted value of its portfolio equal to the Basic Maintenance Amount in accordance with the requirements of any applicable rating agency or agencies then rating the preferred shares at the request of the Fund, the Fund may, and in certain circumstances would be required to, mandatorily redeem preferred shares.

Any rating agency providing a rating for the preferred shares, including the Series B Preferred Shares, at the request of the Fund may, at any time, change or withdraw any such rating. The Board, without further action by the shareholders, may amend, alter, add to or repeal certain of the definitions and related provisions of the applicable Statement of Preferences that have been adopted by the Fund pursuant to the rating agency guidelines if the Board determines that such modification is necessary to prevent a reduction in rating of the preferred shares, including the Series B Preferred Shares, by Moody’s or such other rating agency, as the case may be, and any such amendment, alteration or repeal will be deemed not to affect the preferences, rights or powers of the holders of preferred shares, provided that the Board shall have obtained confirmation from the rating agency that such modification would not adversely affect its then current rating of the preferred shares, including the Series B Preferred Shares.

As described by Moody’s and Fitch, any ratings assigned to the preferred shares are assessments of the capacity and willingness of the Fund to pay the obligations of each series of the preferred shares. Any ratings on the preferred shares are not recommendations to purchase, hold or sell shares of any series, in as much as the ratings do not comment as to market price or suitability for a particular investor. The rating agency guidelines also do not address the likelihood that an owner of preferred shares will be able to sell such shares on an exchange, in an auction or otherwise. Any ratings would be based on current information furnished to Moody’s and Fitch by the Fund and the Investment Adviser and information obtained from other sources. Any ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, such information. The rating agency guidelines would apply to the preferred shares, as the case may be, only so long as such rating agency is rating such shares at the request of the Fund. The Fund expects that it would pay fees to Moody’s and Fitch for rating any preferred shares.

The rating agency guidelines will apply to the preferred shares, as the case may be, only so long as such rating agency is rating such shares at the request of the Fund. The Fund will pay fees to the rating agencies for rating any series of the preferred shares.

Asset Maintenance Requirements. In addition to the requirements summarized under “—Rating Agency Guidelines” above, the Fund must also satisfy asset maintenance requirements under the 1940 Act with respect to its preferred shares. Under the 1940 Act, such debt or preferred shares may be issued only if immediately after such issuance the value of the Fund’s total assets (less ordinary course liabilities) is at least 300% of the amount of any debt outstanding and at least 200% of the amount of any preferred stock and debt outstanding.

The Fund will be required under the preferred shares’ Statement of Preferences (the “Statement of Preferences”) to determine whether it has, as of the last business day of each March, June, September and December of each year, an “asset coverage” (as defined in the 1940 Act) of at least 200% (or such higher or lower percentage as may be required at the time under the 1940 Act) with respect to all outstanding senior securities of the Fund that are debt or stock, including any outstanding preferred shares. If the Fund fails to maintain the asset coverage required under the 1940 Act on such dates and such failure is not cured within 60 calendar days, the Fund may, and in certain circumstances will be required to, mandatorily redeem the number of preferred shares sufficient to satisfy such asset coverage. See “—Redemption” below.

Distributions. Holders of any fixed rate preferred shares will be entitled to receive, when, as and if declared by the Board of Trustees, out of funds legally available therefor, cumulative cash distributions, at an annual rate set forth in the applicable Prospectus Supplement, payable with such frequency as set forth in the applicable Prospectus Supplement. Such distributions will accumulate from the date on which such shares are issued.

Restrictions on Dividends and Other Distributions for the Preferred Shares

So long as any preferred shares are outstanding, the Fund may not pay any dividend or distribution (other than a dividend or distribution paid in common shares or in options, warrants or rights to subscribe for or purchase common shares) in respect of the common shares or call for redemption, redeem, purchase or otherwise acquire for consideration any common shares (except by conversion into or exchange for shares of the Fund ranking junior to the preferred shares as to the payment of dividends and the distribution of assets upon liquidation), unless:

●	the Fund has declared and paid (or provided to the relevant dividend paying agent) all cumulative distributions on the Fund’s outstanding preferred shares due on or prior to the date of such common share dividend or distribution;

●	the Fund has redeemed the full number of preferred shares to be redeemed pursuant to any mandatory redemption provision in the Fund’s Governing Documents; and

●	after making the distribution, the Fund meets applicable asset coverage requirements described under “—Rating Agency Guidelines” and “—Asset Maintenance Requirements.”

No complete distribution due for a particular dividend period will be declared or made on any series of the preferred shares for any dividend period, or part thereof, unless full cumulative distributions due through the most recent dividend payment dates therefor for all outstanding series of preferred shares of the Fund ranking on a parity with such series as to distributions have been or contemporaneously are declared and made. If full cumulative distributions due have not been made on all outstanding preferred shares of the Fund ranking on a parity with such series of preferred shares as to the payment of distributions, any distributions being paid on the preferred shares will be paid as nearly pro rata as possible in proportion to the respective amounts of distributions accumulated but unmade on each such series of preferred shares on the relevant dividend payment date. The Fund’s obligation to make distributions on the preferred shares will be subordinate to its obligations to pay interest and principal, when due, on any of the Fund’s senior securities representing debt.

Redemption

Mandatory Redemption Relating to Asset Coverage Requirements. The Fund may, at its option, consistent with its Governing Documents and the 1940 Act, and in certain circumstances will be required to, mandatorily redeem preferred shares in the event that:

●	the Fund fails to maintain the asset coverage requirements specified under the 1940 Act on a quarterly valuation date (generally the last business day of March, June, September and December) and such failure is not cured on or before a stated period, following such failure (60 calendar days in the case of the Series B Preferred Shares); or

●	the Fund fails to maintain the asset coverage requirements as calculated in accordance with the applicable rating agency guidelines as of any monthly valuation date, and such failure is not cured on or before a stated period after such valuation date.

The redemption price for preferred shares subject to mandatory redemption will be the liquidation preference, as stated in the Prospectus Supplement accompanying the issuance of such preferred shares, plus an amount equal to any accumulated but unpaid distributions (whether or not earned or declared) to the date fixed for redemption, plus any applicable redemption premium determined by the Board of Trustees and included in the Statement of Preferences.

The number of preferred shares that will be redeemed in the case of a mandatory redemption will equal (and may, if the applicable Statement of Preferences so provides, exceed) the minimum number of outstanding preferred shares, the redemption of which, if such redemption had occurred immediately prior to the opening of business on the applicable cure date, would have resulted in the relevant asset coverage requirement having been met or, if the required asset coverage cannot be so restored, all of the preferred shares. In the event that preferred shares are redeemed due to a failure to satisfy the 1940 Act asset coverage requirements, the Fund may, but is not required to, redeem a sufficient number of preferred shares so that the Fund’s assets exceed the asset coverage requirements under the 1940 Act after the redemption by 10% (that is, 220% asset coverage) or some other amount specified in the Statement of Preferences. In the event that preferred shares are redeemed due to a failure to satisfy applicable rating agency guidelines, the Fund may, but is not required to, redeem a sufficient number of preferred shares so that the Fund’s discounted portfolio value (as determined in accordance with the applicable rating agency guidelines) after redemption exceeds the asset coverage requirements of each applicable rating agency by up to 10% (that is, 110% rating agency asset coverage) or some other amount specified in the Statement of Preferences.

If the Fund does not have funds legally available for the redemption of, or is otherwise unable to redeem, all the preferred shares to be redeemed on any redemption date, the Fund will redeem on such redemption date that number of shares for which it has legally available funds, or is otherwise able to redeem, from the holders whose shares are to be redeemed ratably on the basis of the redemption price of such shares, and the remainder of those shares to be redeemed will be redeemed on the earliest practicable date on which the Fund will have funds legally available for the redemption of, or is otherwise able to redeem, such shares upon written notice of redemption.

If fewer than all of the Fund’s outstanding preferred shares are to be redeemed, the Fund, at its discretion and subject to the limitations of its Governing Documents and the 1940 Act, will select the one or more series of preferred shares from which shares will be redeemed and the amount of preferred shares to be redeemed from each such series. If less than all preferred shares of a series are to be redeemed, such redemption will be made as among the holders of that series pro rata in accordance with the respective number of shares of such series held by each such holder on the record date for such redemption (or by such other equitable method as the Fund may determine). If fewer than all the preferred shares held by any holder are to be redeemed, the notice of redemption mailed to such holder will specify the number of shares to be redeemed from such holder, which may be expressed as a percentage of shares held on the applicable record date.

Optional Redemption of Fixed Rate Preferred Shares. Fixed Rate Preferred Shares will not be subject to optional redemption by the Fund until the date, if any, specified in the applicable Prospectus Supplement, unless such redemption is necessary, in the judgment of the Fund, to maintain the Fund’s status as a RIC under the Code or as otherwise provided in the applicable Statement of Preferences. Commencing on such date and thereafter, the Fund may at any time redeem such Fixed Rate Preferred Shares in whole or in part for cash at a redemption price per share equal to the initial liquidation preference per share plus accumulated and unpaid distributions (whether or not earned or declared) to the redemption date plus, if applicable, any redemption premium. Such redemptions are subject to the notice requirements set forth under “—Redemption Procedures” and the limitations of the Governing Documents and 1940 Act. The foregoing requirements may be modified in the case of any particular series of preferred shares.

Redemption Procedures. A notice of redemption with respect to an optional redemption will be given to the holders of record of fixed rate preferred shares selected for redemption not less than 15 days (subject to NYSE American requirements) nor, more than 40 days prior to the date fixed for redemption. Preferred shareholders may receive shorter notice in the event of a mandatory redemption. Each notice of redemption will state (i) the redemption date, (ii) the number or percentage of preferred shares to be redeemed (which may be expressed as a percentage of such shares outstanding), (iii) the CUSIP number(s) of such shares, (iv) the redemption price (specifying the amount of accumulated distributions to be included therein), (v) the place or places where such shares are to be redeemed, (vi) that distributions on the shares to be redeemed will cease to accumulate on such redemption date, (vii) the provision of the Statement of Preferences, as applicable, under which the redemption is being made and (viii) any conditions precedent to such redemption. No defect in the notice of redemption or in the mailing thereof will affect the validity of the redemption proceedings, except as required by applicable law.

The holders of any preferred shares, whether subject to a variable or fixed rate, will not have the right to redeem any of their shares at their option.

Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, the holders of preferred shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred share plus accumulated and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.

Voting Rights. Except as otherwise stated in this Prospectus, specified in the Governing Documents or resolved by the Board or as otherwise required by applicable law, holders of preferred shares shall be entitled to one vote per share held on each matter submitted to a vote of the shareholders of the Fund and will vote together with holders of common shares and of any other preferred shares then outstanding as a single class.

In connection with the election of the Fund’s Trustees, holders of the outstanding preferred shares, voting together as a single class, will be entitled to elect two of the Fund’s Trustees, and the remaining Trustees will be elected by holders of common shares and holders of preferred shares, voting together as a single class. In addition, if (i) at any time dividends and distributions on outstanding preferred shares are unpaid in an amount equal to at least two full years’ dividends and distributions thereon and sufficient cash or specified securities have not been deposited with the applicable paying agent for the payment of such accumulated dividends and distributions or (ii) at any time holders of any other series of preferred shares are entitled to elect a majority of the Trustees of the Fund under the 1940 Act or the applicable Statement of Preferences creating such shares, then the number of Trustees constituting the Board automatically will be increased by the smallest number that, when added to the two Trustees elected exclusively by the holders of preferred shares as described above, would then constitute a simple majority of the Board as so increased by such smallest number. Such additional Trustees will be elected by the holders of the outstanding preferred shares, voting together as a single class, at a special meeting of shareholders which will be called as soon as practicable and will be held not less than ten nor more than twenty days after the mailing date of the meeting notice. If the Fund fails to send such meeting notice or to call such a special meeting, the meeting may be called by any preferred shareholder on like notice. The terms of office of the persons who are Trustees at the time of that election will continue. If the Fund thereafter pays, or declares and sets apart for payment in full, all dividends and distributions payable on all outstanding preferred shares for all past dividend periods or the holders of other series of preferred shares are no longer entitled to elect such additional Trustees, the additional voting rights of the holders of the preferred shares as described above will cease, and the terms of office of all of the additional Trustees elected by the holders of the preferred shares (but not of the Trustees with respect to whose election the holders of common shares were entitled to vote or the two Trustees the holders of preferred shares have the right to elect as a separate class in any event) will terminate automatically.

The 1940 Act requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares (as defined in the 1940 Act), voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s classification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. Additionally, the affirmative vote of the holders of a “majority of the outstanding” (as defined in the 1940 Act) preferred shares of any series of the Fund’s preferred shares, voting separately from the holders of any other series of the Fund’s preferred shares (to the extent its rights are affected differently), shall be required with respect to any matter that materially and adversely affects the rights, preferences or powers of that series in a manner different from that of other series or classes of the Fund’s shares. The affirmative vote of the holders of a “majority of the outstanding” (as defined in the 1940 Act) preferred shares, voting separately as one class, shall be required to amend, alter or repeal the provisions of the Fund’s Agreement and Declaration of Trust or By-laws, whether by merger, consolidation or otherwise, if such amendment, alteration or repeal would affect adversely the rights, preferences or powers expressly set forth in any statement of preferences of the Fund’s preferred shares, unless, in each case, the Fund obtains written confirmation from any rating agency then rating the preferred shares at the Fund’s request that such amendment, alteration or repeal would not impair the rating then assigned by such rating agency to such preferred shares, in which case the vote or consent of the holders of the preferred shares is not required. No matter shall be deemed to adversely affect any rights, preferences or powers of the preferred shares unless such matter (i) adversely alters or abolishes any right or preference of such series; (ii) creates, adversely alters or abolishes any right in respect of redemption of such series; or (iii) creates or adversely alters (other than to abolish) any restriction on transfer applicable to such series. An increase in the number of authorized preferred shares of the Fund pursuant to the Agreement and Declaration of Trust or the issuance of additional shares of any series of preferred shares of the Fund pursuant to the Agreement and Declaration of Trust shall not in and of itself be considered to adversely affect the rights, preferences or powers of a series of preferred shares. The class votes of holders of preferred shares described above will in each case be in addition to any other vote required to authorize the action in question.

The foregoing voting provisions will not apply to any series of preferred shares if, at or prior to the time when the act with respect to which such vote otherwise would be required will be effected, such shares will have been redeemed or called for redemption and sufficient cash or cash equivalents provided to the applicable paying agent to effect such redemption. The holders of preferred shares will have no preemptive rights or rights to cumulative voting.

Limitation on Issuance of Preferred Shares. So long as the Fund has preferred shares outstanding, subject to receipt of approval from the rating agencies of each series of preferred shares outstanding, and subject to compliance with the Fund’s investment objectives, policies and restrictions, the Fund may issue and sell shares of one or more other series of additional preferred shares provided that the Fund will, immediately after giving effect to the issuance of such additional preferred shares and to its receipt and application of the proceeds thereof (including, without limitation, to the redemption of preferred shares to be redeemed out of such proceeds), have an “asset coverage” for all senior securities of the Fund which are stock, as defined in the 1940 Act, of at least 200% of the sum of the liquidation preference of the preferred shares of the Fund then outstanding and all indebtedness of the Fund constituting senior securities and no such additional preferred shares will have any preference or priority over any other preferred shares of the Fund upon the distribution of the assets of the Fund or in respect of the payment of dividends or distributions.

The Fund will consider from time to time whether to offer additional preferred shares or securities representing indebtedness and may issue such additional securities if the Board concludes that such an offering would be consistent with the Fund’s Governing Documents and applicable law, and in the best interest of existing common shareholders.

Book Entry. Fixed Rate Preferred Shares will initially be held in the name of Cede & Co. as nominee for DTC. The Fund will treat Cede & Co. as the holder of record of preferred shares for all purposes. In accordance with the procedures of DTC, however, purchasers of Fixed Rate Preferred Shares will be deemed the beneficial owners of stock purchased for purposes of dividends, voting and liquidation rights.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	GAMCO Global Gold, Natural Resources & Income Trust
Entity Address, Address Line Two	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
City Area Code	(914)
Local Phone Number	921-5070
Contact Personnel Name	John C. Ball
Common Stocks [Member]
General Description of Registrant [Abstract]
Share Price	$ 5.00
NAV Per Share	$ 5.59
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		156,224,761
Series B Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 77,049,400
Preferred Stock Liquidating Preference		$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		3,081,976
Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

Voting Rights. Except as otherwise stated in this Prospectus, specified in the Governing Documents or resolved by the Board or as otherwise required by applicable law, holders of preferred shares shall be entitled to one vote per share held on each matter submitted to a vote of the shareholders of the Fund and will vote together with holders of common shares and of any other preferred shares then outstanding as a single class.

In connection with the election of the Fund’s Trustees, holders of the outstanding preferred shares, voting together as a single class, will be entitled to elect two of the Fund’s Trustees, and the remaining Trustees will be elected by holders of common shares and holders of preferred shares, voting together as a single class. In addition, if (i) at any time dividends and distributions on outstanding preferred shares are unpaid in an amount equal to at least two full years’ dividends and distributions thereon and sufficient cash or specified securities have not been deposited with the applicable paying agent for the payment of such accumulated dividends and distributions or (ii) at any time holders of any other series of preferred shares are entitled to elect a majority of the Trustees of the Fund under the 1940 Act or the applicable Statement of Preferences creating such shares, then the number of Trustees constituting the Board automatically will be increased by the smallest number that, when added to the two Trustees elected exclusively by the holders of preferred shares as described above, would then constitute a simple majority of the Board as so increased by such smallest number. Such additional Trustees will be elected by the holders of the outstanding preferred shares, voting together as a single class, at a special meeting of shareholders which will be called as soon as practicable and will be held not less than ten nor more than twenty days after the mailing date of the meeting notice. If the Fund fails to send such meeting notice or to call such a special meeting, the meeting may be called by any preferred shareholder on like notice. The terms of office of the persons who are Trustees at the time of that election will continue. If the Fund thereafter pays, or declares and sets apart for payment in full, all dividends and distributions payable on all outstanding preferred shares for all past dividend periods or the holders of other series of preferred shares are no longer entitled to elect such additional Trustees, the additional voting rights of the holders of the preferred shares as described above will cease, and the terms of office of all of the additional Trustees elected by the holders of the preferred shares (but not of the Trustees with respect to whose election the holders of common shares were entitled to vote or the two Trustees the holders of preferred shares have the right to elect as a separate class in any event) will terminate automatically.

The 1940 Act requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares (as defined in the 1940 Act), voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s classification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. Additionally, the affirmative vote of the holders of a “majority of the outstanding” (as defined in the 1940 Act) preferred shares of any series of the Fund’s preferred shares, voting separately from the holders of any other series of the Fund’s preferred shares (to the extent its rights are affected differently), shall be required with respect to any matter that materially and adversely affects the rights, preferences or powers of that series in a manner different from that of other series or classes of the Fund’s shares. The affirmative vote of the holders of a “majority of the outstanding” (as defined in the 1940 Act) preferred shares, voting separately as one class, shall be required to amend, alter or repeal the provisions of the Fund’s Agreement and Declaration of Trust or By-laws, whether by merger, consolidation or otherwise, if such amendment, alteration or repeal would affect adversely the rights, preferences or powers expressly set forth in any statement of preferences of the Fund’s preferred shares, unless, in each case, the Fund obtains written confirmation from any rating agency then rating the preferred shares at the Fund’s request that such amendment, alteration or repeal would not impair the rating then assigned by such rating agency to such preferred shares, in which case the vote or consent of the holders of the preferred shares is not required. No matter shall be deemed to adversely affect any rights, preferences or powers of the preferred shares unless such matter (i) adversely alters or abolishes any right or preference of such series; (ii) creates, adversely alters or abolishes any right in respect of redemption of such series; or (iii) creates or adversely alters (other than to abolish) any restriction on transfer applicable to such series. An increase in the number of authorized preferred shares of the Fund pursuant to the Agreement and Declaration of Trust or the issuance of additional shares of any series of preferred shares of the Fund pursuant to the Agreement and Declaration of Trust shall not in and of itself be considered to adversely affect the rights, preferences or powers of a series of preferred shares. The class votes of holders of preferred shares described above will in each case be in addition to any other vote required to authorize the action in question.

The foregoing voting provisions will not apply to any series of preferred shares if, at or prior to the time when the act with respect to which such vote otherwise would be required will be effected, such shares will have been redeemed or called for redemption and sufficient cash or cash equivalents provided to the applicable paying agent to effect such redemption. The holders of preferred shares will have no preemptive rights or rights to cumulative voting.

Security Liquidation Rights [Text Block]

Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, the holders of preferred shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred share plus accumulated and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.

Preferred Stock Restrictions, Other [Text Block]

Restrictions on Dividends and Other Distributions for the Preferred Shares

So long as any preferred shares are outstanding, the Fund may not pay any dividend or distribution (other than a dividend or distribution paid in common shares or in options, warrants or rights to subscribe for or purchase common shares) in respect of the common shares or call for redemption, redeem, purchase or otherwise acquire for consideration any common shares (except by conversion into or exchange for shares of the Fund ranking junior to the preferred shares as to the payment of dividends and the distribution of assets upon liquidation), unless:

●	the Fund has declared and paid (or provided to the relevant dividend paying agent) all cumulative distributions on the Fund’s outstanding preferred shares due on or prior to the date of such common share dividend or distribution;

●	the Fund has redeemed the full number of preferred shares to be redeemed pursuant to any mandatory redemption provision in the Fund’s Governing Documents; and

●	after making the distribution, the Fund meets applicable asset coverage requirements described under “—Rating Agency Guidelines” and “—Asset Maintenance Requirements.”

No complete distribution due for a particular dividend period will be declared or made on any series of the preferred shares for any dividend period, or part thereof, unless full cumulative distributions due through the most recent dividend payment dates therefor for all outstanding series of preferred shares of the Fund ranking on a parity with such series as to distributions have been or contemporaneously are declared and made. If full cumulative distributions due have not been made on all outstanding preferred shares of the Fund ranking on a parity with such series of preferred shares as to the payment of distributions, any distributions being paid on the preferred shares will be paid as nearly pro rata as possible in proportion to the respective amounts of distributions accumulated but unmade on each such series of preferred shares on the relevant dividend payment date. The Fund’s obligation to make distributions on the preferred shares will be subordinate to its obligations to pay interest and principal, when due, on any of the Fund’s senior securities representing debt.